VESSEL HELD FOR SALE (Notes)	6 Months Ended
Jun. 30, 2013
VESSEL HELD FOR SALE [Abstract]
Long Lived Assets held for sale [Text Block]	5. VESSEL HELD FOR SALE The balance at December 31, 2012 represented the VLCC Mayfair. This vessel was sold in March 2013 and was delivered to its buyer in April 2013.